As filed with the Securities and Exchange Commission on July 14, 1999
                                                         Registration No. 333-


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         Pre-Effective Amendment No.                        [ ]

                        Post-Effective Amendment No.                        [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No.                               [ ]

                            JACOB INTERNET FUND INC.
               (Exact Name of Registrant as Specified in Charter)

                         c/o Jacob Asset Management LLC
                                  1675 Broadway
                            New York, New York 10019
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 698-0700

                                  RYAN I. JACOB
                         c/o Jacob Asset Management LLC
                                  1675 Broadway
                            New York, New York 10019
                     (Name and Address of Agent for Service)

       Copy to:            MICHAEL R. ROSELLA, Esq.
                           Battle Fowler LLP
                           75 East 55th Street
                           New York, New York  10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:  (check appropriate box)


[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (Date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may declare.

842537.1

                 Subject to Completion Dated September __, 1999.

-----------------------------------------------------------------------------


                            JACOB INTERNET FUND INC.

-----------------------------------------------------------------------------


PROSPECTUS
September      , 1999

     A mutual fund whose primary investment objective is long-term growth of capital with current income as a secondary objective.

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
      Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Risk/Return Summary.....................................1       Redemption of Fund Shares.................................10

Fee Table...............................................3       Pricing of Fund Shares....................................11

Investment Objectives, Principal Investment                     Dividends and Distributions...............................12
Strategies and Related Risks............................4
                                                                Tax Consequences..........................................12
Additional Investment Information and Risk Factors......5
                                                                Distribution Arrangements.................................13
Management, Organization and Capital Structure..........7

Purchase of Fund Shares.................................8





Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.



852744.4

                               RISK/RETURN SUMMARY

Investment Objectives

The Fund's primary investment objective is to seek long-term growth of capital. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities or services. The Fund's investment adviser believes that the Internet offers unique investment opportunities because of its ever-growing popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers the ability to communicate electronically, access and share information, and conduct business around the world. The Fund invests in common stock and other securities of companies whose research and development efforts with respect to Internet usage may result in higher stock values.

Principal Risks

o     The loss of money is a risk of investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The Fund may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that diversifies its investments across many industries or does not primarily invest in Internet related companies.

o Investments in companies in the rapidly changing fields of computer/Internet technology face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries.

o The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

o Investments in foreign companies involve certain additional risks and considerations which are not typically associated with investments in domestic companies. In general, less information is publicly available about foreign companies than companies in the United States. Also, most foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. These risks and considerations are discussed in detail later in this Prospectus under "Additional Investment Information and Risk Factors".

o The stocks selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising.

o The investment adviser may not be able to sell stocks at an optimal time or price.

o Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.


852744.4
                                        1

o The investment adviser, a newly created entity, has no previous experience managing a mutual fund. However, please refer to the "Adviser" section of this Prospectus for the business background and investment experience of Ryan I. Jacob, the Fund's Chief Portfolio Manager.

Who May Want to Invest in This Fund

This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking long-term growth of capital. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy. The Fund should not represent your complete investment program or be used for short-term trading purposes.

Risk/Return Bar Chart and Table

A bar chart and table will be available to track the Fund's performance once the Fund has been in operation for a full calendar year.




852744.4
                                        2

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Annual Fund Operating Expenses
(expenses that are deducted from Fund  assets)

Management Fees                                          1.25%
Distribution and/or Service 12b-1 Fees                   0.35%
Other Expenses *                                        [0.31%]
                                                         -----
Total Annual Operating Expenses                          1.91%
                                                         =====

* "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    Year 1                        Year 3
    $                             $



852744.4
                                        3

                   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                          STRATEGIES AND RELATED RISKS

Investment Objectives. The Fund's primary investment objective is long-term growth of capital. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies. The Fund seeks to achieve its investment objectives by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities or services. Under normal circumstances, at least 80% of its total assets will be invested in the securities of companies engaged in Internet and Internet-related activities.

The Fund's investment adviser believes that companies that provide products or services designed for the Internet offer favorable investment opportunities. Accordingly, the Fund seeks to invest in common stock and convertible securities of companies whose research and development efforts may result in higher stock values.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The world wide web ("www") is a means of graphically interfacing with the Internet. It is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within www documents and to other www documents.

The Fund's investment adviser believes that because of rapid advances in the breadth and scope of products and services offered over the Internet, an investment in companies with business operations in this area will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

The Internet has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the Internet market. In general, the stocks of large capitalized companies that are positioned to benefit from the continuing development of the Internet will be found in the Fund's portfolio.

The expansion of research and development in technology areas also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Portfolio securities generally will be selected from companies in the following groups:

o Media and Content Providers: Companies that provide information and entertainment services over the Internet, supported by subscriptions, advertising and/or transactional revenues.

o E-commerce: Companies that sell goods and services using the Internet, and companies that distribute products directly over the Internet.

o Infrastructure: Companies that develop and manufacture solutions to enable businesses to implement Internet strategies.

o Communications: Companies engaged in the transmission of voice, video and data, with emphasis on providers of high speed Internet access.

Temporary Investments. In response to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The Fund may invest up

852744.4
                                        4
to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments in which the Fund may invest include:

o   commercial paper;
o   certificates of deposit, demand and time deposits and banker's acceptances;
o   U.S. government securities; and
o   repurchase agreements.

To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objectives. The Statement of Additional Information contains more information about the Fund and the types of securities in which it may invest.

Portfolio Turnover. Purchases and sales are made whenever the Fund's investment adviser believes it is necessary in order to meet the Fund's investment objectives, other investment policies, and the need to meet redemptions. Fund turnover may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income. The Fund will minimize portfolio turnover because it will not seek to realize profits by anticipating short-term market movements and intends to buy securities for long-term capital appreciation under ordinary circumstances.

Buy/Sell Decisions. The Fund's investment adviser considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook. The Fund does not trade in securities for short-term profits, but when circumstances warrant, securities may be sold without regard to the length of time they have been held.


               ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

The Computer/Internet Technology Area. Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Smaller Capitalized Companies. The Adviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.


852744.4
                                        5

Convertible Securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and generally entail less risk than the issuer's common stock.

Foreign Securities. Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 15% of the value of its total assets (at the time of purchase and after giving effect thereto) in the securities of foreign issuers and obligors.

Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign stock markets have substantially less volume than the major U.S. markets and securities of some foreign companies may be less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Borrowing. The Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes. Such borrowing will not exceed an amount equal to one-third of the value of the Fund's total assets less its liabilities and will be made at prevailing interest rates. The Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to certain restrictions on their transfer) and other securities that are not readily marketable, such as repurchase agreements maturing in more than one week, provided, however, that any illiquid securities purchased by the Fund will have been registered under the Securities Act of 1933 or be securities of a class, or convertible into a class, which is already publicly traded and the issuer of which is filing reports required by Section 13 or 15 of the Securities Exchange Act of 1934.

Repurchase Agreements. The Fund's portfolio position in cash or cash equivalents may include entering into repurchase agreements. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. The Fund requires continual maintenance by the Fund's custodian of the market value of underlying collateral in amounts equal to, or in excess of, the value of the repurchase agreement including the agreed upon interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case the Fund will be subject to risks associated

852744.4
                                        6
with changes in the market value of the collateral securities. The Fund intends to limit repurchase agreements to transactions with institutions believed by the Adviser to present minimal credit risk. Repurchase agreements may be considered to be loans under the Investment Company Act of 1940, as amended.

Year 2000 Compliance. As the Year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Adviser is in the process of working with the Fund's service providers to prepare for the Year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur materials costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the Year 2000 will be sufficient to avoid any adverse impact on the Fund. The Year 2000 problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and these may have a corresponding adverse effect on the Fund's performance. The Manager is unable to predict what effect, if any, the Year 2000 problem will have on such issues.


                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Adviser. Jacob Asset Management LLC (the "Adviser"), a registered investment adviser, is a Delaware limited liability company with its principal office located at 1675 Broadway, New York, New York 10019. Pursuant to the Investment Advisory Contract for the Fund, the Adviser manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments subject to the general control of the Board of Directors of the Fund. The Adviser will also be responsible for overseeing the performance of the Fund's administrator.

Ryan I. Jacob, founder and Chief Executive Officer of the Adviser, as well as President and Chief Investment Officer of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through July 2, 1999. The Internet Fund, Inc. and the Fund are managed in substantially similar styles. The cumulative total return for The Internet Fund, Inc. from December 20, 1997 through July 2, 1999 was 562.04%. At June 30, 1999, that fund had over $715 million in net assets. As Chief Portfolio Manager of The Internet Fund, Inc., Mr. Jacob had full discretionary authority over the selection of investments for that fund.

Average annual returns for the one-year period ended December 31, 1998 and for the entire period during which Mr. Jacob managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Total Return Index were:


                                 The Internet Fund, Inc.       S&P 500 Index (c)
                                   ------------------         ------------------
                               (advised by Kinetics Asset
                                    Management, Inc.)
One Year                                 196.14%                     28.58%
December 20, 1997                        209.97%                     24.43%
through  June 30, 1999

Historical performance is not indicative of future performance. The Internet Fund, Inc. is a separate fund and its historical performance is not indicative of the potential performance of the Fund. Share prices and investment

852744.4
                                        7
returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Mr. Jacob also served as an analyst for Horizon Asset Management from 1994 through 1998 and was an assistant portfolio manager in the private clients group at Bankers Trust from 1992 through 1994. From 1996-1998, Mr. Jacob was Director of Research for IPO Value Monitor, an investment related research service. Mr. Jacob, a graduate of Drexel University, has over 8 years of investment management experience.

Adviser's Fees. Pursuant to the terms of the Investment Advisory Agreement, the Fund will pay an annual advisory fee paid monthly equal to 1.25% of the Fund's average daily net assets. This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes it to be reasonable in light of the advisory services the Fund receives. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares. The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors in the Fund.

The performance of the Fund may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.


                             PURCHASE OF FUND SHARES


You may purchase shares at the next determined net asset value after the transfer agent receives your order. The Fund sells (and redeems) its shares on a continuous basis at net asset value ("NAV") and does not apply any sales charges. To purchase shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gift to Minor's Act, a 401(k) plan, a Keogh plan or some other pension or profit sharing accounts need to invest only $1,000 to start. Once you have an account with the fund, you may make additional investments in amounts as low as $100.

                                                           Minimum Investment
                                                                 $2,500
                                                      ($1,000 for UGMA, 401(k),
                                                      Keogh, and other pension &
                                                      profit sharing.)
                                                         Additional Investment
                                                                  $100

852744.4
                                        8



Purchasing shares:         Opening an account:                                      Adding to an account:
----------------------------------------------------------------------------------------------------------------------------------
o    By Telephone          Call Jacob Internet Fund at                              Call Jacob Internet Fund at ____________
                           ______________ to place the order.  (Note:               to place the order.  (Note: For security
                           For security reasons, requests by telephone              reasons, requests by telephone may be
                           may be recorded.)                                        recorded.)
-------------------------- -------------------------------------------------------  ----------------------------------------------
o    By Mail               |_|  Complete the purchase application form.             |_|  Make out a check for the investment
                           |_|  Make out a check for the investment                      amount payable to Jacob Internet Fund.
                                amount payable to Jacob Internet Fund.              |_|  Fill out the detachable investment slip
                           |_|  Send to:                                                 from an account statement.  If you do
                                Jacob Internet Fund                                      not have a slip, include a note specifying
                                c/o Firstar Mutual Fund Services, LLC                    the fund name, your account number,
                                P.O. Box 701                                             and the name(s) in which the account is
                                Milwaukee, WI 53201-0701                                 registered.
                                Phone: _______________
----------------------------------------------------------------------------------------------------------------------------------
o    By Overnight          |_|  Complete the purchase application form.             |_|  Make check payable to Jacob Internet
     or Express            |_|  Make check payable to Jacob Internet                     Fund.
     Mail                       Fund.                                               |_|  Fill out the detachable investment slip
                           |_|  Send to:                                                 from an account statement.  If you do
                                Jacob Internet Fund                                      not have a slip, include a note specifying
                                c/o Firstar Mutual Fund Services, LLC                    the fund name, your account number,
                                615 East Michigan Street                                 and the name(s) in which the account is
                                Milwaukee, WI  53202                                     registered.
                                Phone:  ______________                              |_|  Send to:
                                                                                         Jacob Internet Fund
                                                                                         c/o Firstar Mutual Fund Services, LLC
                                                                                         615 East Michigan Street
                                                                                         Milwaukee, WI  53202
                                                                                         Phone: _________________
----------------------------------------------------------------------------------------------------------------------------------
o    By Wire               |_|  Forward your application to Jacob                   |_|  Call Jacob Internet Fund at
                                Internet Fund at the address above.                      ____________ to notify of incoming
                           |_|  Call _________ to obtain an account                      wire.
                                number.                                             |_|  Use the following instructions:
                           |_|  Wire funds using the instructions to the                 Firstar Bank, N.A.
                                right.                                                   Milwaukee, WI  53202
                                                                                         ABA #:
                                                                                         Credit:  Firstar Mutual Fund Services,
                                                                                         LLC
                                                                                         Account #:
                                                                                         Further Credit:    Jacob Internet Fund
                                                                                                      (name/title on the account)
                                                                                                      (account #)
----------------------------------------------------------------------------------------------------------------------------------
o    Through               You may purchase shares through your own                 You may make additional purchases through
     Your                  broker, but keep in mind that the broker may             your own broker.  Keep in mind that the
     Broker                impose a service charge for his or her                   broker may impose a service charge for his
                           services.                                                or her services.


852744.4
                                        9




Purchasing shares:         Opening an account:                                      Adding to an account:
----------------------------------------------------------------------------------------------------------------------------------
o    Through               Open a fund account with one of the                      If you didn't set up an automatic investment
     Automatic             methods above.  Be sure to include your                  plan with your original application, call
     Investment            checking account number on the appropriate               Jacob Internet Fund at __________.
     Plan                  section of your application.                             Additional investments (minimum of $50
                                                                                    per period) will be taken automatically
                                                                                    monthly, bimonthly, quarterly or yearly from
                                                                                    your checking account.

----------------------------------------------------------------------------------------------------------------------------------


Note: You will be charged a $25 fee for any check returned for insufficient funds. Furthermore, the Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the fund.

Receipt of Orders. Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds. When making a purchase request, make sure your request is in good order. "Good order" means your letter of instruction includes:

     o      the name of the fund
     o      the dollar amount of shares to be purchased
     o      purchase application or investment slip
     o      check payable to Jacob Internet Fund

Timing of Requests. All requests received in good order by Firstar Mutual Fund Services, LLC before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

                            REDEMPTION OF FUND SHARES

When Redemption Proceeds Are Sent to You. You may redeem your shares at any time without a charge. Once the transfer agent receives your redemption in good order, your request will be processed at the next determined net asset value. If you purchase shares using a check and request a redemption within 12 days after your purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).


     When making a redemption request,
     make sure your request is in good
     order. "Good order" means your
     letter of instruction includes:
     o   the name of the fund
     o the number of shares or the dollar amount of shares to be redeemed
     o signatures of all registered shareholders exactly as the shares are registered
     o   the account registration number


                              All requests received in good order by the Fund before 4:00 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 days after the Fund receives a redemption request in good order.


Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $2,500, other than as a result of a decline in the value per share of the Fund, requesting that you bring the account back up to $2,500 or close it out. If you do not respond to the request within 30 days, the Fund may close your account and send you the proceeds.


852744.4
                                       10



                            To Sell Some or All of Your Shares
-----------------------------------------------------------------------------------------------------------------------------
   o   By Telephone         Call Jacob Internet Fund at ____________ to redeem any amount of shares.
                            (Note:  For security reasons, requests by telephone may be recorded.)
-----------------------------------------------------------------------------------------------------------------------------
   o   By Mail              Send a letter instructing the Fund to redeem the amount you wish.  The letter should contain the fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders of record sign the letter.  Signature guarantees are required for any redemption in excess of $50,000 or any redemption request payable to a person other than the registered holder or sent to an address other than an address of record.
-----------------------------------------------------------------------------------------------------------------------------
   o   By Wire              Call Jacob Internet Fund at  ________________ to request the amount of money you want. Be sure to have all necessary information from your bank.
                            The transfer agent charges a $12 wire fee. Your bank may also charge a fee to receive wired funds.
-----------------------------------------------------------------------------------------------------------------------------
   o   Through Automatic    Call Jacob Internet Fund at _____________ or complete a Systematic Withdrawal Form
       Withdrawal Plan      to arrange for regular monthly, quarterly or annually fixed withdrawal payments. You must own shares having a total value of at least $10,000. The minimum payment you may receive is $100 per period. Note that this plan may deplete your investment and affect your income or yield.
-----------------------------------------------------------------------------------------------------------------------------
   o    Through             You may redeem shares through your own broker, but keep in mind
        Your Broker         that the broker may impose a service charge for his or her services.

-----------------------------------------------------------------------------------------------------------------------------

Note: If you hold Fund shares in an Individual Retirement Account or other retirement plan, you must indicate on your redemption request whether federal income tax should be withheld by the Fund. All IRA redemptions will be subject to withholding tax unless you specifically instruct the Fund not to withhold on your redemption request.

                             PRICING OF FUND SHARES

How NAV is Determined. The net asset value per share ("NAV") is equal to the value of the total assets of the Fund less total liabilities divided by the number of shares outstanding. The net asset value is determined once daily on Monday through Friday as of the close of business of the New York Stock Exchange on each day that the Exchange is open. The Fund does not determine net asset value on the following holidays:


|_| New Year's Day                  |_| Good Friday        |_| Labor Day
|_| Martin Luther King, Jr.'s Day   |_| Memorial Day       |_| Thanksgiving Day
|_| Presidents' Day                 |_| Independence Day   |_| Christmas Day

The Fund's portfolio securities are valued each day at the last quoted sales price on each security's principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.


852744.4
                                       11

                           DIVIDENDS AND DISTRIBUTIONS

At least 90% of the Fund's net investment income will be declared as dividends and paid annually. If an investor's shares are redeemed prior to the date on which dividends are normally declared and paid, accrued but unpaid dividends will be paid with the redemption proceeds. Substantially all the realized net capital gains of the Fund, if any, are declared and paid on an annual basis. Dividends are payable to investors of record at the time of declaration. For a discussion of the taxation of dividends or distributions, see "Taxes."

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective but not on the business day their redemption is effective. (See "Purchase of Fund Shares" and "Redemption of Shares.")

Choosing a Distribution Option. Distribution of dividends from the Fund may be made in accordance with several options. A shareholder may select one of three distribution options:

1. Automatic Reinvestment Option. Both dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund unless the investor has elected one of the other two options.

2. Cash Dividend Option. Dividends will be paid in cash, and capital gains, if any, will be reinvested in additional shares.

3. All Cash Option. Both dividends and capital gains distributions will be paid in cash.


                                TAX CONSEQUENCES

The Fund intends to elect, effective for its fiscal year beginning _________________, to qualify under the Internal Revenue Code of 1986, as a regulated investment company. Qualification as a regulated investment company relieves the Fund of Federal income tax on net ordinary income and net realized capital gains paid out to its stockholders. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income. The Fund has adopted a policy of declaring dividends annually. Distributions of net ordinary income and net short-term capital gains are taxable to stockholders as ordinary income. Although corporate stockholders would generally be entitled to the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends from domestic corporations, the Fund does not believe that any of its distributions will qualify for this deduction.

The excess of net long-term capital gains over net short-term capital losses realized and distributed by the Fund as capital gains distributions is taxable to stockholders as long-term capital gains, irrespective of the length of time a stockholder may have held its shares in the Fund. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a stockholder that sells shares held for six months or less receives a distribution taxable as long-term capital gain, any loss realized on the sale of the shares will be a long-term capital loss to the extent of the distribution.

Distributions are taxable to investors whether received in cash or reinvested in additional shares of the Fund. Any dividend or distribution received by a stockholder shortly after the purchase of shares will reduce the net asset value of the shares by the amount of the dividend or distribution. Furthermore, such dividend or distribution is subject to tax even though it is, in effect, a return of capital.


852744.4
                                       12

The redemption of shares may result in the stockholder's receipt of more or less than the stockholder paid for its shares and, thus, in a taxable gain or loss to the stockholder. If the redeemed shares have been held for more than one year, the stockholder will generally realize a long-term capital gain or loss.

A preferential tax rate for long-term capital gains is currently applicable for non-corporate shareholders. Capital gain dividends, designated as such in a written notice to investors mailed not later than 60 days after the Fund taxable year closes, will be taxed as long-term capital gain. However, if an investor receives a capital gain dividend and sells shares after holding them for six months or less (not including, for purposes of determining the length of the holding period, periods during which the investor holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend.

The Fund is required, subject to certain exemptions, to withhold at a rate of 31% from dividends paid or credited to stockholders, in addition to the proceeds from the redemption of Fund shares, if a correct taxpayer identification number, certified when required, is not on file with the Fund. Corporate stockholders are not subject to this requirement.

                            DISTRIBUTION ARRANGEMENTS

Distributor. Lepercq, de Neuflize Securities Inc. (the "Distributor") has entered into a distribution agreement with the Fund to serve as the Fund's distributor. The Distributor will be entitled to receive a distribution fee equal to 0.10% of the Fund shares' average daily net assets (the "Distribution Fee") under the terms of the Plan and will pay the promotional and advertising expenses related to the distribution of the Fund's shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of Fund shares. In addition, pursuant to such distribution agreement, the Distributor may use a portion of the distribution fee to compensate financial intermediaries for providing distribution assistance with respect to the sale of Fund shares. See "Management of Fund" in the Statement of Additional Information.

12b-1 Plan. The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Adviser for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing" ), which is subject to a maximum service fee of 0.25% per annum of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan also provides that the Distributor is paid the Distribution Fee, on an annual basis, to enable it to provide promotional support to the Fund and to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance. Under the Plan, the Fund may bear up to 0.10% in "asset based sales charges" and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. Fees paid under the Plan may not be waived for individual shareholders.

Each shareholder servicing agent that the Adviser retains will, as agent for its customers, among other things: (i) answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (ii) assist shareholders in designating and changing dividend options, account designations and addresses; (iii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iv) assist in processing purchase and redemption transactions; (v) arrange for the wiring of funds; (vi) transmit and receive funds in connection with customer orders to purchase or redeem shares; (vii) verify and guarantee shareholder signatures in connection with

852744.4
                                       13
redemption orders and transfers and changes in shareholder designated accounts;
(viii) furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Fund) quarterly and year-end statements and confirmations in a timely fashion after activity is generated in the account;
(ix) transmit, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (x) receive, tabulate and transmit to the Fund, proxies executed by shareholders with respect to meetings of shareholders of the Fund; and (xi) provide such other related services as the Fund or a shareholder may request.

The Plan provides that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions; (ii) to compensate certain financial intermediaries for providing assistance in distributing the Fund's shares; (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iv) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay to the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise. Any servicing fees paid to the Adviser also may be used for purposes of (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of (ii), (iii), or (iv) above.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.



852744.4
                                       14



   Mail to:   Jacob Internet Fund                                For assistance in completing the application,
              c/o Firstar Mutual Fund Services, LLC              call the Jacob Internet Fund at
              615 East Michigan Street
              Milwaukee, Wisconsin  53202                        _______________________________


                   Jacob Internet Fund-New Account Application
--------------------------------------------------------------------------------------------------------------------------------

1. INITIAL INVESTMENT

   $_______________ ($2,500 minimum)


--------------------------------------------------------------------------------------------------------------------------------

2. ACCOUNT REGISTRATION

   |_| Individual ____________________________________________________________________________ if joint, check one:
                   first                             middle                          last               |_| With Right of
                                                                                                            Survivorship

                                                                                                        |_| Tenants in
                                                                                                            Common

   |_| Joint Tenant ___________________________________________________________________________         |_| Tenants by the
                    first                             middle                      last                      Entireties

   |_| Uniform Gifts/Transfers to Minors Act _____________________________________________________________________
                                                                                   Custodian's Name


   Minor's Birthdate ___/___/___

   as Custodian for ________________________________________________       State of Residency________________________
                                          Minor's Name

   |_| Corporation, Trust Partnership, or other Entity  ____________________________________________________________
                                                                                   Legal Entity Name


--------------------------------------------------------------------------------------------------------------------------------
   Trustee's Name (for trust only)                                      Date of Trust (if applicable)
--------------------------------------------------------------------------------------------------------------------------------

3. ACCOUNT ADDRESS

   Street Address       ___________________________________________________________________________________

   City/State/Zip       ___________________________________________________________________________________

                        ___________________________________________________________________________________

   Daytime Telephone           ___________________________________________________________________________________

   Citizen of:  |_| U.S.|_| Other Country ___________________________________  (e-mail address)  ___________________
                                                    Country of Residence

--------------------------------------------------------------------------------------------------------------------------------

4. SOCIAL SECURITY/TAX IDENTIFICATION NUMBER


   ___________________________________________________ or ________________________________________________
             Social Security Number                                                Taxpayer Identification Number
--------------------------------------------------------------------------------------------------------------------------------

5. SOURCE OF INTEREST (PLEASE SPECIFY)
   |_| Advertisement ________________________________________      |_| TV/Newspaper _________________________________

   |_| Internet  |_| Referral ___________________________________  |_| Other ________________________________________

852744.4




--------------------------------------------------------------------------------------------------------------------------------

6. DISTRIBUTIONS

Dividends and capital gains will be automatically reinvested unless otherwise indicated. If you wish Dividend/Capital Gains to be paid in cash, please check the appropriate box.

Dividends are to be:     |_| Paid in Cash              Capital gains are to be:  |_| Paid in Cash

---------------------------------------------------------------------------------------------------------------------------------


7. AUTOMATIC INVESTMENT PLAN

|_| Each month, I would like to have Firstar Mutual Fund Services, LLC draw an Automatic Clearing House (ACH) debit electronically against the account of my Financial Institution listed below, to purchase shares of the JACOB INTERNET FUND.

I understand that the shares of the Fund are purchased on the day of the debit. I also understand that if the automatic purchase cannot be made due to insufficient funds or stop payment, a $15.00 fee will be assessed.

Please mark one of your personal checks "VOID" and attach the voided check to this application, or fill in the information below. As soon as your Financial Institution accepts your authorization, debits will be generated and purchases of Fund shares will begin. Please note that your Financial Institution must be able to accept ACH transactions. Please allow one month for processing of this Automatic Investment Plan option before the first debit occurs.

Please begin Automatic Investing for me and invest $___________ ($50 minimum) in shares of the Fund on the:

              |_|  10th

              |_|  20th of each month, or first business day thereafter.

------------------------------------------------------------------------------
Name of my Financial     Address of my Financial         Type of Account
Institution              Institution                     (checking/savings)
------------------------------------------------------------------------------
My Financial Institution's ABA Number                    Name(s) on Account
My Account Number

I understand that my ACH debit will be dated each month on the day specified above. I agree that if such debit is not honored upon presentation, Firstar Mutual Fund Services, LLC may discontinue this service, and any purchase of Fund shares may be reversed. I further understand that the net asset value of the shares of the Fund at the time of such reversal may be less than the net asset value on the day of the original purchase. Firstar Mutual Fund Services, LLC is authorized to redeem sufficient additional full and fractional shares from my account to make up the deficiency. The Automatic Investment Plan may be discontinued by Firstar Mutual Fund Services, LLC upon 30 days written notice or by the investor by written notice to Firstar Mutual Fund Services, LLC provided the notice is received no later than 5 business days prior to the specified investment date.

------------------------------------------------------------------------------
Signature of Depositor       Signature of Co-Depositor                Date
                             (required for joint accounts)



852744.4

------------------------------------------------------------------------------

8. TELEPHONE REDEMPTIONS

If you do not want telephone redemption privileges, check here. |_|

I (we) authorize Jacob Internet Fund and its agents to act upon instructions, from shareholder or dealer of record, received by telephone or letter, to have amounts wired to my (our) bank account designated below or mailed to the address of record established for this account. I (we) ratify any such instructions. If you will be utilizing the bank wiring option, please attach a voided check from your bank account and complete the information below.

-------------------------------------------------------------------------------
Bank Name

------------------------------------------------------------------------------
Street

------------------------------------------------------------------------------
 City                     State                                       Zip Code

------------------------------------------------------------------------------
Account Name

-------------------------------------------------------------------------------
ABA Routing Number                     Account Number

------------------------------------------------------------------------------

9. INFORMATION RELEASE TO AND INSTRUCTIONS FROM DEALER/SERVICE ORGANIZATIONS (IF APPLICABLE)

|_| I hereby authorize the Fund and Firstar Mutual Fund Services, LLC to accept instructions from and transmit information (such as account statements) to the dealer/service organization designated in Section 12 below.

------------------------------------------------------------------------------

10. SIGNATURE & CERTIFICATION FOR THE IRS (US INVESTORS ONLY)

Each of the undersigned has the authority and legal capacity to purchase mutual fund shares, each is of legal age in their state and believes each investment is suitable for themselves. Each of the undersigned has received and read the Prospectus and agrees to its terms.

           Certification - under penalties of perjury, I certify that:

(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Certification Instructions - you must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of under reporting interest or dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

----------------------------      -----------------------   -------------------
Signature                         Signature                  Date

*If joint account, all tenants must sign

**If corporate account or other legal entity, authorized person must sign in capacity.

-------------------------------------------------------------------------------



852744.4

11. FOR DEALER/SERVICE ORGANIZATION USE ONLY

We hereby submit this application for the purchase of shares of the Fund in accordance with the terms of our selling agreement with Lepercq de Neuflize Securities Inc. ("Distributor") and with the Fund's prospectus. We agree to notify the Distributor of any purchases of Fund shares which may be eligible for reduced or eliminated sales charges.



-------------------------------------------------------------------------
Firm's  Name                Account Rep. Name

-------------------------------------------------------------------------
Branch Address                                    Branch Telephone Number

-------------------------------------------------------------------------
Fund Assigned          Fund Assigned            Fund Assigned Rep Number
Firm Number            Branch Number

------------------------------------------------------------------------------
Authorized Signature of Dealer



852744.4

                            JACOB INTERNET FUND INC.

                               September ___, 1999

   Investment Adviser                              A Statement of Additional Information (SAI), dated September __, 1999, and the
   Jacob Asset Management LLC                      Fund's Annual and Semi-Annual Reports include additional information about
   New York, New York                              the Fund and its investments and are incorporated by reference into this prospectus. In the Fund's Annual Report is a discussion of the market and
   Administrator, Fund Accountant                  investment strategies that significantly affected the Fund's performance
   and Transfer and Dividend Agent                 during its last fiscal year. You may obtain the SAI, the Annual and
   Firstar Mutual Fund Services, LLC               SemiAnnual Reports and material incorporated by reference without charge by
   Milwaukee, Wisconsin                            calling the Fund at ___________. To request other information, please call your financial intermediary or the Fund.
   Underwriter and Distributor
   Lepercq, de Neuflize Securities Inc.
   New York, New York

   Custodian
   Firstar Bank Milwaukee, N.A.                    A Current SAI has been filed with the Securities and Exchange Commission. You
   Milwaukee, Wisconsin                            may visit the Securities and Exchange Commission's Internet website
                                                   (www.sec.gov) to view the SAI, material incorporated by reference and other
   Legal Counsel                                   information. These materials can also be reviewed and copied at the
   Battle Fowler LLP                               Commission's Public Reference Room in Washington, DC. Information on the
   New York, New York                              operation of the Public Reference Room may be obtained by calling the
                                                   Commission at 1-800-SEC-0330. In addition, copies of these materials may be
   Independent Auditors                            obtained, upon payment of a duplicating fee, by writing the Public Reference
                                                   Section of the Commission, Washington, DC 20549-6009.
   811-





852744.4

                            JACOB INTERNET FUND INC.

        -----------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               September __, 1999

                    RELATING TO THE JACOB INTERNET FUND, INC.
                       PROSPECTUS DATED SEPTEMBER __, 1999
        -----------------------------------------------------------------

      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated September __, 1999 (the "Prospectus").

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing or calling the Fund toll-free at [_________]. The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund's Prospectus.

      This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

                                TABLE OF CONTENTS


Fund History...........................................................1  Capital Stock and Other Securities.................15
Description of the Fund and its Investments and Risks..................1  Purchase, Redemption and Pricing of Shares........ 16
Management of the Fund ..............................................  8  Taxation of the Fund.............................. 16
Control Persons and Principal Holders
 of Securities.........................................................9  Underwriters...................................... 18
Investment Advisory and Other
Services..............................................................10  Calculation of Performance Data .................. 18
Brokerage Allocation and Other Practices..............................13  Financial Statements.............................. 20




855865.1

I.     FUND HISTORY

               Jacob Internet Fund Inc. (the "Fund") was incorporated in Maryland on [July 13,] 1999.


II.    DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

       A.      INVESTMENT STRATEGIES AND RISKS

               The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities of domestic and foreign companies engaged in the Internet and Internet-related activities or services. Current income is a secondary objective.

               Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities. As a diversified investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.

       B.      DESCRIPTION OF THE FUND'S INVESTMENT SECURITIES AND DERIVATIVES

               The following expands upon the descriptions in the Prospectus of the types of securities in which the Fund may invest. In addition, this section discusses certain potential Fund investments which were not previously described in the Prospectus.

               1. The Computer/Internet Technology Area. The Adviser believes that because of rapid advances in computer/Internet technology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

               The computer/Internet technology area has exhibited and continues to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the computer/Internet technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of computer/Internet technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

               Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete

855865.1
                                       -1-
quickly. The value of the Fund's shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology area may be subject to greater governmental regulation than many other area and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

               2. Foreign Securities. The Fund may invest up to 15% of its assets in foreign securities. It is, however, the present intention of the Fund to limit the investment in foreign securities to no more than 5% of its assets. By investing a portion of its assets in foreign securities, the Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Adviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International diversification reduces the effect that events in any one country will have on the Fund's entire investment portfolio. On the other hand, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

               Investment in obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. There can be no assurance that the Fund's foreign investments will present less risk then a portfolio of domestic securities.

               Foreign Currency. Investments in foreign securities will usually be denominated in foreign currency, and the Fund may contemporarily hold funds in foreign currencies. The value of the Fund's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and

855865.1
                                       -2-
other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow and numerous other factors, including, in some countries, local governmental intervention).

               3. U.S. Government Obligations. U.S. Government obligations are obligations that are backed by the full faith and credit of the United States, by the credit of the issuing or guaranteeing agency or by the agency's right to borrow from the U.S. Treasury. They include (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years), and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the United States (such as securities issued by the Government National Mortgage Association, the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration, and certain securities issued by the Farmers' Home Administration and the Small Business Administration, most of which are explained below under the section entitled "Mortgage-Backed Securities"). The maturities of U.S. Government obligations usually range from three months to thirty years.

               4. Repurchase Agreements. When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States Government securities by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for securities in which it invests and will be held by the Custodian or in the Federal Reserve Book Entry System.

               For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the

855865.1
                                       -3-
seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

               5. Hedging Transactions. The Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Fund may write covered call options on securities or stock indices. By writing call options, the Fund limits its profit to the amount of the premium received. By writing a covered call option, the Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund's net assets.

               To the extent the Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Fund, the Adviser will attempt to create a very closely correlated hedge.

               Short Sales. The Fund may make short sales of securities "against-the-box." A short sale "against-the-box" is a sale of a security that the Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. The Fund will make short sales "against-the-box" as a form of hedging to offset potential declines in long positions in the same or similar securities.

               6. Options Transactions. The Fund may, but does not currently intend to, enter into options transactions. The Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.

               In addition, the Fund may write covered call options on securities or stock indices. By writing options, the Fund limits its profits to the amount of the premium received. By writing a call option, the Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

               7. Lending of Securities. The Fund may, but does not currently intend to, lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund in such transaction. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making

855865.1
                                       -4-
decisions with respect to lending of securities, subject to review by the Fund's Board of Directors. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Fund's Board of Directors.

               8. Variable-Amount Master Demand Notes. The Fund may purchase variable amount master demand notes ("VANs"). VANs are debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

               The VANs in which the Fund may invest are payable on not more than seven calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks.

               The VANs that the Fund may invest in include participation certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, or taxable debt obligations
(VANs) owned by such institutions or affiliated organizations. A participation certificate gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The Fund intends to exercise the demand only
(1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of the Fund's shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate* or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. The Adviser has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above.

--------

* The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

855865.1
                                       -5-

               While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Fund may contain VANs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VANs may fluctuate. To the extent that the Fund holds VANs with these limits, increases or decreases in value may be somewhat greater than would be the case without such limits. In the event that interest rates increased so that the variable rate exceeded the fixed-rate on the obligations, the obligations could no longer be valued at par and this may cause the Fund to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the VANs is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the VANs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VANs may be higher or lower than current market rates for fixed-rate obligations or obligations of comparable quality with similar maturities.

               For purposes of determining whether a VAN held by a Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. If a variable rate demand instrument ceases to meet the investment criteria of the Fund, it will be sold in the market or through exercise of the repurchase demand.

       C.      FUND POLICIES - INVESTMENT RESTRICTIONS

               The Fund has adopted the following fundamental investment restrictions which may not be changed unless approved by a majority of the Fund's outstanding shares. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

               The Fund may not:

       (1) Make portfolio investments other than as described herein or any other form of investment, where applicable, which meets the Fund's investment criteria, as determined by the Adviser and the Board of Directors, and which is consistent with the Fund's objective and policies.

       (2) Borrow money. This restriction shall not apply to borrowing from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to one-third of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not purchase additional securities. Interest paid on borrowings will reduce net income. 300% asset coverage is maintained at all times.

       (3) With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities).

       (4) With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.


855865.1
                                       -6-

       (5) Invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

       (6) Mortgage, pledge or hypothecate any assets except that the Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (2) above. However, although not a fundamental policy of the Fund, as a matter of operating policy in order to comply with certain state statutes, the Fund will not pledge its assets in excess of an amount equal to 15% of net assets.

       (7) Sell securities short, except short sales "against-the-box," or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent permitted in the Prospectus or this Statement of Additional Information or, to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Description of the Fund and Its Investments and Risks."

       (8) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

       (9) Invest more than an aggregate of 15% of its net assets in repurchase agreements maturing in more than seven days, variable rate demand instruments exercisable in more than seven days, securities that are not readily marketable or are illiquid investments. Such Securities include foreign securities and bank participation interests for which a readily available market does not exist, except as described in the Fund's Prospectus.

       (10) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Government obligations secured by real estate or interests in real estate.

       (11) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, exceeding in the aggregate one-third of the market value of the Fund's total assets less liabilities other than obligations created by these transactions as described under "Description of the Fund and Its Investments and Risks."

       (12) Invest more than 25% of its assets in the securities of "issuers" in any single industry, except in the computer/Internet technology area as set forth under "Investment Objectives, Principal Investment Strategies and Related Risks" in the Prospectus, provided also that there shall be no limitation on the Fund to purchase obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. If, however, in either case, the creating government guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government.

       (13) Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit investment trusts meet the investment objective of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) as permitted by Section 12(d) of the Act.


855865.1
                                       -7-

        (14) Issue senior securities except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

               The Fund will not be in violation of any maximum percentage limitation when the change in the percentage of the Fund's held holdings is due to a change in value of the Fund's securities. This qualification does not apply to the restriction on the Fund's ability to purchase additional securities when borrowings earn 5% of the value of the Fund's total assets. Investment restrictions that involve a maximum percentage of securities or assets will be violated, however, if an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

       D.      TEMPORARY DEFENSIVE POSITIONS

               When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, variable rate demand instruments or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. [Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments.] The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.

III.   MANAGEMENT OF THE FUND

               The Fund's Board of Directors is responsible for the overall management and supervision of the Fund. The Board employs Jacob Asset Management LLC (the "Adviser") as the investment adviser to the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the Board's supervision, the Adviser makes all of the day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments.

               The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Their titles may have varied during this period. Asterisks indicate that those directors are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund. Unless otherwise indicated, the address of each director and officer is 1675 Broadway, New York, New York 10019.

                       OFFICERS AND DIRECTORS OF THE FUND


RYAN I. JACOB *               Founder and Chief Executive Officer of the
                              Adviser, as well as President and Chief Investment
                              Officer of the Fund. Mr. Jacob served as Chief
                              Portfolio Manager of The Internet Fund, Inc. from
                              December 20, 1997 through July 2, 1999. Mr. Jacob also served as an analyst for Horizon Asset
                              Management from 1994 through 1998 and was an assistant portfolio manager in the private client group at Bankers Trust from 1992 through 1994.
                              From 1996 through 1998, Mr. Jacob was Director of
                              Research for IPO

--------

*      "Interested person" of the Fund, as defined in the Investment Company
        Act.

855865.1
                                       -8-

                              Value Monitor, an investment research service. Mr. Jacob, a graduate of Drexel University, has over 8 years of investment management experience.


FRANCIS J. ALEXANDER          [Insert bio]

[Insert names and bios for the remaining officers and directors of the Fund]




                          ESTIMATED COMPENSATION TABLE
                     (For Fiscal Year Ended _______________)


                             Aggregate       Pension or Retirement
Name of Person and           Compensation    Benefits Accrued as Part  Estimated Annual Benefit      Total Compensation
Position with Fund           From Fund       of Fund Expenses          Upon Retirement               From the Fund
---------------------        ------------    ------------------------  ------------------------      ------------------
[                  ]         $                $                         $                             $
Director

[                  ]
Director

[                  ]
Director


Each Director who is not an interested person of the Fund receives a base annual fee of [ $______] which is paid by the Fund, plus [$______] for each meeting attended and is reimbursed for all out-of-pocket expenses incurred in connection with attendance at such meetings.


IV.    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               On August __, 1999, the Adviser purchased $100,000 of the Fund's common stock at an initial subcription price of $1.00 per share. outstanding. As of this date, the directors and officers of the Fund, as a group, owned less than 1% of the Fund's outstanding shares.



855865.1
                                       -9-

V.     INVESTMENT ADVISORY AND OTHER SERVICES

       A.      INVESTMENT ADVISER

               1. General Information. Jacob Asset Management LLC (the "Adviser"), a registered investment adviser, is a Delaware limited liability company with its principal office located at 1675 Broadway, New York, New York 10019. The Adviser has been employed by the Board of Directors to serve as the investment adviser of the Fund pursuant to an Investment Advisory Agreement entered into by the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

               The Adviser provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Adviser or its affiliates.

               The Adviser may also provide the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations.

               The Advisory Agreement was initially approved on ____________, 1999 by the Board of Directors, including a majority of the directors who are not interested persons (as defined in the Investment Company Act of 1940, as amended) of the Fund or the Adviser and by the initial shareholders. The Agreement, which currently extends to ______, may be continued in force thereafter for successive twelve-month periods beginning each ________, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by the Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

               The Advisory Agreement is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of the outstanding voting shares of the Fund or by a vote of a majority of the Fund's Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

               2. Adviser's Fees. Pursuant to the terms of the Advisory Agreement, the Fund, on behalf of each Class, will pay an annual advisory fee paid monthly equal to 1.25% of the Fund's average daily net assets.

               This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes that this fee is reasonable in light of the advisory services performed by the Adviser for the Fund. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares.

               The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors.

               Voluntary Expense Subsidization. From time to time, the Adviser may voluntarily assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio and of increasing yield to investors. Subject to any such voluntary assumption of certain expenses by the Adviser, the Fund has, under the Advisory Agreement, confirmed

855865.1
                                      -10-
its obligation for payment of all other expenses, including without limitation:
(i) fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; (ii) brokerage and commission expenses; (iii) Federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it;
(iv) commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; (v) interest charges on borrowings; (vi) telecommunications expenses; (vii) recurring and non-recurring legal and accounting expenses; (viii) costs of organizing and maintaining the Fund's existence as a corporation; (ix) compensation, including directors' fees, of any directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; (x) costs of stockholders' services and costs of stockholders' reports, proxy solicitations, and corporate meetings; (xi) fees and expenses of registering its shares under the appropriate Federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; and (xii) expenses of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts.

               The Fund may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.

       B.      THE DISTRIBUTION AND SERVICE PLAN

               The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule.

               The Plan provides that the Fund will compensate Lepercq de Neuflize Securities Inc. (the "Distributor") or the Adviser for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("Shareholder Servicing"). These fees are subject to a maximum of 0.25% per annum of the Fund's average daily net assets. The Plan also provides that the Distributor is paid a fee equal to 0.10% of the Fund's average daily net assets on an annual basis to permit it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund. Fees paid under the Plan may not be waived for individual shareholders.

               Under the Plan, each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: (i) answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Class of the Fund may be effected and certain other matters pertaining to the Fund; (ii) assist shareholders in designating and changing dividend options, account designations and addresses;
(iii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; (iv) arrange for the wiring of funds; (v) transmit and receive funds in connection with customer orders to purchase or redeem shares; (vi) verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; (vii) furnish quarterly and year-end statements and confirmations within five business days after activity in the account; (viii) transmit to shareholders of each Class proxy statements, annual reports, updated prospectuses and other communications;
(ix) receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and (x) provide such other related services as the Fund or a shareholder may request.

               The Plan, the shareholder servicing agreements and the distribution agreement each provide that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes: (i) to defray the costs of and to compensate

855865.1
                                      -11-
others, including financial intermediaries with whom the Distributor or the Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (ii) to pay the costs of printing and distributing the Fund's Prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. Further, the Agreements provide that the Adviser may use its service fee for the purposes enumerated in (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of (ii) or (iii) above. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom they have contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise.

               Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

               In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

       C.      ADMINISTRATOR

               1. General Information. The Administrator for the Fund is Firstar Mutual Fund Services, LLC (the "Administrator"), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds.

               Pursuant to an Administrative Service Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund's Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

               The Administrative Service Agreement is terminable by the Board of Directors of the Fund or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Fund's Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

               Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the

855865.1
                                      -12-
periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

               The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

               2. Administrator's Fees. For the administrative services rendered to the Fund by the Administrator, the Fund pays the Administrator a minimum annual fee of [$_______]. The Administrator charges the Fund an annual fee of [___%] of the average daily net assets on the first $100 million, [___%] on the next $400 million, and [___%] on the balance.

               For the fund accounting services rendered to the Fund by the Administrator, the Fund pays the Administrator at an annual rate of [$_______] of the first $400 million, [___%] of the average daily net assets of the Fund on the next $200 million, and [___%] on the balance. The Administrator is also entitled to certain out-of-pocket expenses, including pricing expenses.

       D.      CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

               Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian for the Fund's cash and securities. Pursuant to a Custodian Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian receives an annual fee of [___%] of the Fund. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar Mutual Fund Services LLC, the Fund's Administrator, also acts as the Fund's transfer and dividend agent. Firstar Mutual Fund Services LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

       E.      COUNSEL AND INDEPENDENT AUDITORS

               Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Battle Fowler LLP, 75 East 50th Street, New York, NY 10022. [_____________________________] have been selected as auditors for the Fund.


VI.    BROKERAGE ALLOCATION AND OTHER PRACTICES

               The Adviser makes the Fund's portfolio decisions. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). The Adviser will also

855865.1
                                      -13-
consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis, as well as other factors such as the broker-dealer's ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services. When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser, or portfolio transactions may be effected by the Adviser. Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent. Consistent with the Conduct Rules of the NASD, and subject to seeking best execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

               The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Adviser may consider the sale of shares of the Fund by brokers including the Distributor as a factor in its selection of brokers of Fund transactions.

               A majority of the portfolio securities that the Fund purchases or sells will be done as principal transactions. In addition, debt instruments are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for any such purchases. Any transactions involving such securities for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase Government Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

               Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

               Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

               In addition to managing the assets of the Fund, the Adviser manages assets on a discretionary basis for other clients and, as a result, the Adviser may effect transactions in such clients' accounts in securities in which the Fund currently holds or, in the near future may hold, a position. The Adviser makes the determination to purchase or sell a

855865.1
                                      -14-
security based on numerous factors, including those that may be particular to one or more of its clients. Therefore, it is possible that the Adviser will effect transactions in certain securities for select clients, which may or may not include the Fund, that it may not deem, in its sole discretion, as being appropriate for other clients, which may or may not include the Fund.


VII.   CAPITAL STOCK AND OTHER SECURITIES

               The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. Currently there is only one class of shares outstanding. Shares of any class or series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected class or series. Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the class or series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

               There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.

               The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is an investor of record, the Fund does not issue certificates evidencing Fund shares.

               As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to the Fund's investment advisory agreement, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Investment Company Act of 1940 (the "Act") including the removal of Fund directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

               [Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the Fund's outstanding shares. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.]


855865.1
                                      -15-

VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES

               The material relating to the purchase, redemption and pricing of shares is located in the Shareholder Information section of the Prospectus and is incorporated by reference herein.


IX.    TAXATION OF THE FUND

               Prospective investors should consult their tax advisors with respect to the tax consequences of an investment in the Fund.

               The Fund intends to elect, effective for its fiscal year beginning ____________, to be treated as a regulated investment company under the Internal Revenue Code of 1986. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements discussed below. By meeting these requirements, the Fund generally will not be subject to Federal income tax on investment company taxable income, and on net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, distributed to shareholders. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. If the Fund does not meet all of these requirements, it will be taxed as an ordinary corporation and distributions will generally be taxed to shareholders as ordinary income. The Fund's policy is to declare dividends annually and distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income. Amounts, other than tax-exempt interest, not distributed on a timely basis may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending December 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. Distributions of investment company taxable income, including net short term capital gains, generally are taxable to shareholders as ordinary income. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. Shareholders will be notified annually as to the Federal tax status of distributions. Distributions are taxable to shareholders whether received in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of the cash dividend that otherwise would have been distributable (where the additional shares are purchased in the open market), or the fair market value of the shares received, determined as of the reinvestment date. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date. The Fund does not expect that any of its distributions will qualify for the dividends-received deduction for corporations.

               In addition to satisfying the distribution requirement described above, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

               The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies,

855865.1
                                      -16-
and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

               If for any taxable year the Fund did not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and any distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders.

               Investors should carefully consider the tax implications of buying shares prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distributions. Distributions by the Fund reduce the net asset value of the Fund's shares, and if a distribution reduces the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

               Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments. Gains or losses attributable to fluctuations in exchange rates resulting from transactions the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency generally are treated as ordinary income or ordinary loss. These gains or losses, may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

               Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 for married individuals filing separately).

               If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes thereon to be paid by it, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by 65% of their share of the undistributed gain.


855865.1
                                      -17-

               The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate shareholders should provide the Fund with their taxpayer identification numbers and should certify their exempt status in order to avoid possible erroneous application of backup withholding.

               The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts received by such person.

               The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, Maryland taxes regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.

               Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws.

X.     UNDERWRITERS

               The Fund sells and redeems its shares on a continuing basis at their net asset value. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e. $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as a principal.

               The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. It is the Fund's position, however, that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the distributor for providing such services. This is an unsettled area of the law, however, and if a determination contrary to the Fund's position concerning shareholder servicing and administration payments to banks from the distributor is made by a bank regulatory agency or court, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the names of the customers at no cost to each Class or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


XI.    CALCULATION OF PERFORMANCE DATA

               The Fund, on behalf of each Class, may from time to time include yield, effective yield and total return information in advertisements or reports to investors or prospective investors. Currently, the Fund intends to provide these reports to investors and prospective investors semi-annually, but may from time to time, in its sole discretion, provide reports on a more frequent basis, such as quarterly. The "yield" refers to income generated by an investment in a particular Class of the Fund over a thirty-day period. This income is then "annualized." That is, the amount of income generated by the investment during that month is assumed to be generated each month over a 12-month period and is shown as a percentage

855865.1
                                      -18-
of the investment. The "effective yield" is calculated similarly but, when annualized, the monthly income earned by an investment in a particular Class of the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "total return" of the Fund is required to be included in any advertisement containing each Class's yield. Total return is the average annual total return for the period which began at the inception of a particular Class of the Fund and ended on the date of the most recent balance sheet, and is computed by finding the average annual compound rates of return over the period that would equate the initial amount invested to the ending redeemable value. For a description of the methods used to calculate total return, see the Statement of Additional Information. Yield, effective yield and total return may fluctuate daily and do not provide a basis for determining future yields, effective yields or total returns. For Class A shares, the annual total rate of return and yield figures will assume payment of the maximum initial sales load at the time of purchase. One-, five- and ten-year periods will be shown, unless the Class of the Fund has been in existence for a shorter period.

               The yields and the net asset values of each Class of shares of the Fund will vary based on the current market value of the securities held by the Fund and changes in such Class's expenses. The Adviser, the Administrator or the Distributor may voluntarily waive a portion of their fees on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of a Class of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of a Class of the Fund to yields and total rates of return published for other investment companies and other investment vehicles.

               The Fund computes yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD =        2[(a-b + 1)6 - 1]
                                           ---
                                           cd

Where:         a     =  dividends and interest earned during the period.

               b     =  expenses accrued for the period (net of reimbursements).

               c     =  the average daily number of shares outstanding during
                        the period that were entitled to dividends.

               d     =  the maximum offering price per share on the last day
                        of the period.

               Actual future yields will depend on the type, quality, and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

               COMPUTATION OF TOTAL RETURN. The total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                  P(1 + T)n = ERV

Where:

               P     =   a hypothetical initial investment of $1000

               T     =   average annual total return

855865.1
                                      -19-
               n     =   number of years

               ERV   =   ending redeemable value of a hypothetical $1000
                         payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods
                         (or fractions thereof).

               Because the Fund has not had a registration in effect for 5 or 10 years, the period during which the registration has been effective shall be substituted.

               Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

               From time to time evaluations of performance of the Fund made by independent sources may be used in advertisements. These sources may include Lipper Analytical Services, Wiesenberger Investment Company Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal. From time to time evaluations of performance of the Adviser made by independent sources may be used in advertisements of the Fund.

XII.   FINANCIAL STATEMENTS

               The audited financial statements for the period ended ___________, 1999 are available, without charge, upon request. The annual financial statements will be audited by the Fund's independent financial accountants. Copies will be available, without charge, upon request.


855865.1
                                      -20-


                           PART C - OTHER INFORMATION

Item 23.   Exhibits

         (a)       Articles of Incorporation of the Registrant.

         (b)       By-Laws of the Registrant.

         (c)       Not applicable.

   *     (d)       Form of Investment Management Contract between the
                   Registrant and Lepercq, de Neuflize & Co. Incorporated.

   *     (e)       See Distribution Agreement filed as Exhibit m.1.

         (f)       Not applicable.

   *     (g)       Custody Agreement between the Registrant and Firstar Bank
                   Milwaukee, N.A.

         (h)       Not Applicable.

   *     (i)       Consent Opinion of Messrs. Battle Fowler LLP as to the use
                   of their name under the headings "Federal Income Taxes" in the Prospectus and "Counsel and Auditors" in the Statement of Additional Information.

   *     (j)       Consent of Independent Auditors filed.

   *     (k)       Initial balance sheet as of ____________.

   *     (l)       Written assurance of [Jacob Asset Management LLC] that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

   *     (m)       Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   *     (m.1)     Form of Distribution Agreement between the Registrant and
                   Lepercq, de Neuflize Securities Inc.

   *     (m.2)     Form of Shareholder Servicing Agreement between the
                   Registrant and Lepercq, de Neuflize & Co. Incorporated.

   *     (m.3)     Form of Administrative Services Agreement between the
                   Registrant and Firstar Mutual Fund Services, LLC.

   *     (n)       Financial Data Schedule (For EDGAR Filing Only)

         (o)       Not applicable.

   *     (p)       Powers of Attorney


Item 24.  Persons controlled by or Under Common Control with Registrant.

                    None.

------------------------------------------

*  To be filed by amendment.

842537.1
                                       C-1

Item 25.             Indemnification.

                               In accordance with Section 2-418 of the General
                     Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                               "NINTH: (1) The Corporation shall indemnify (i)
                     its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and
                     (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                     (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

                     In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. In addition, in Section 8 of the Distribution Agreement, the Distributor agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Item 26.             Business and Other Connections of the Investment Adviser.

                      The description of Jacob Asset Management LLC ("Adviser") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Management of the Fund" and "Investment Advisory and Other Services" in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

Item 27.             Principal Underwriters.

                      (a) Lepercq, de Neuflize Securities Inc., the Registrant's Distributor, is also the distributor for [___________].


842537.1
                                       C-2

                     (b) The following are the directors and officers of Lepercq, de Neuflize Securities Inc.



                              Positions and Offices       Positions and Offices
Name                          With the Distributor        With the Registrant

Bruno Desforges
1675 Broadway
New York, NY 10019            Managing Director                  [None]

Peter Hartnedy
1675 Broadway                 Vice President and                 [None]
New York, NY 10019            Director

Francois Letaconnoux
1675 Broadway
New York, NY 10019            President and Director             [None]

Tsering Ngudu
1675 Broadway                 Executive Vice President           [None]
New York, NY 10019            and Director


                     (c)       Not applicable.

Item 28.             Location of Accounts and Records.

                      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management LLC, 1675 Broadway, New York, New York 10019, the Registrant's Adviser; Firstar Mutual Fund Services LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant's transfer agent and dividend distributing agent; and at Firstar Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant's custodian.

Item 29.             Management Services.

                     Not Applicable.

Item 30.             Undertakings.

                     Not applicable.




842537.1
                                       C-3

                                   SIGNATURES

                      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 14th day of July, 1999.

                                          JACOB INTERNET FUND INC.



                                          By: /s/ Ryan I. Jacob
                                               Ryan I. Jacob, President


                      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.

           Signature                                                Title                          Date

(1)        Principal Executive Officer:                           President                    July 14, 1999
           Ryan I. Jacob




           By:            /s/ Ryan I. Jacob
                         Ryan I. Jacob


(2)        Majority of Directors

           Ryan I. Jacob                                         Director                   July 14, 1999

           Francis J. Alexander                                  Director                   July 14, 1999



           By:            /s/ Ryan I. Jacob
                          Ryan I. Jacob



           By:             /s/ Francis J. Alexander
                           Francis J. Alexander




842537.1
                                       C-4